LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
LOSS PER SHARE

22.    LOSS PER SHARE

Both the basic and diluted loss per share have been calculated using the loss attributable to shareholders of the Company as the numerator. The weighted average number of Common Shares outstanding used for basic loss per share for the year ended December 31, 2020, amounts to 16,667,810 (years ended December 31, 2019 and 2018: 6,511,672 and 1,416,011, respectively)

	For the years ended December 31,
	2020	2019	2018
Weighted average number of Common Shares	16,667,810	6,511,672	1,416,011
Loss for the year	$(28,695,041)	$(35,131,015)	$(107,983,475)
Basic and diluted loss per share	$(1.72)	$(5.40)	$(76.26)

Instruments that could potentially have a dilutive effect on the Company’s weighted average shares outstanding include all of the outstanding convertible notes, restricted share units, stock options, stock appreciation rights, and warrants. These instruments are currently excluded from the calculation of diluted earnings per share as they are antidilutive for the periods presented.